Related Party Balances and Transactions	3 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024
Related Party Balances and Transactions [Abstract]
Related party balances and transactions

Note 12 — Related party balances and transactions

Related party balances

Amount due from related party

Name of Related Party	Relationship	Nature	September 30, 2024	June 30, 2024
				(Audited)
Company A	Owned by the director of the Company	Paid on behalf fees	$—	$140

Other payable — related party

Other payable — related party consists of the following:

Name of Related Party	Relationship	Nature	September 30, 2024	June 30, 2024
				(Audited)
Company A(1)	Controlled by the immediate family member of the director of the Company	Research and development fees	$73,960	$51,168
Company B	More than 10% Shareholder of the Company	Unconverted working capital loan balance in ACAC	249,404	—
Company C	Executive director is the Company’s CFO	Paid on behalf fees	23,175	—
Total			$346,539	$51,168

____________

(1)      On September 1, 2022, the Company entered into an agreement with Company A for the research and development project.

Related party transactions

Research and development expenses

Name of Related Party	Relationship	For the Three Months Ended September 30, 2024	For the Three Months Ended September 30, 2023
		(Unaudited)	(Unaudited)
Company A(1)	Controlled by the immediate family member of the director of the Company	$22,792	$—

____________

(1)      On September 1, 2022, the Company entered into an agreement with Company A for the research and development project.

Consulting expenses

Name of Related Party	Relationship	For the Three Months Ended September 30, 2024	For the Three Months Ended September 30, 2023
		(Unaudited)	(Unaudited)
Company A(1)	Owned by the director of the Company	$141,000	$75,000

____________

(1)      On September 1, 2022, the Company entered into a consulting agreement to receive consulting services provided by a consulting company which is owned by the director of the Company.

Note 11 — Related party balances and transactions

Related party balances

Amount due from related party

Name of Related Party	Relationship	Nature	June 30, 2024		June 30, 2023
Company A	Owned by the executives of the Company	Paid on behalf fees	$140	(1)	$—

(1)      As of the date of this report, such balance was repaid by Company A.

Other payable — related party

Other payable — related party consists of the following:

Name of Related Party	Relationship	Nature	June 30, 2024	June 30, 2023
Company A(1)	Owned by the executives of the Company	Consulting fees	$—	$25,000
Company B(2)	Controlled by the immediate family member of the executive of the Company	Research and development fees	$51,168	—

(1)      On September 1, 2022, the Company entered into a consulting agreement to receive consulting services provided by a consulting company which is owned by the executives of the Company.

(2)      On September 1, 2022, the Company entered into an agreement with Company B for the research and development project.

Short-term loan — related party

As of June 30, 2024 and 2023, the outstanding short-term loan from related party consists of the following:

	June 30, 2024	June 30, 2023
Executive(1)	$—	$91,235

(1)      On July 23, 2019, the Company entered into a loan agreement with the executive of the Company. The loan agreement allows the Company to draw up to $1,000,000 and is non-interest bearing. The Company’s imputed interest is immaterial. During the year ended June 30, 2024, the Company made a full repayment to the related party with a total amount of $91,235.

Related party transactions

Research and development expenses

Name of Related Party	Relationship	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023
Company B(1)	Controlled by the immediate family member of the executive of the Company	$91,168	$272,080

(1)      On September 1, 2022, the Company entered into an agreement with Company B for the research and development project.

Consulting expense

Name of Related Party	Relationship	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023
Company A(1)	Owned by the executives of the Company	$324,000	$25,000

(1)      On September 1, 2022, the Company entered into a consulting agreement to receive consulting services provided by a consulting company which is owned by the executives of the Company.